Note 7 - Derivative Liabilities - Fair Value of Derivative Liability (Details) - Fair Value, Inputs, Level 3 [Member] - Derivative Financial Instruments, Liabilities [Member] - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Oct. 09, 2021	Oct. 01, 2020
Series F Warrant Derivative [Member]
Beginning balance at September 30, 2021	$ 1,000,000
Beginning balance at September 30, 2020	0	$ 1,000,000	$ 1,000,000	$ 1,000,000
Issuances	0	0
Adjustments for the expiration of warrant	(1,000,000)	0
Ending balance at September 30, 2022	0	1,000,000
Series G Warrant Derivative [Member]
Beginning balance at September 30, 2021	748,275
Beginning balance at September 30, 2020	748,275	748,275	748,275	748,275
Issuances	0	0
Adjustments for the expiration of warrant	0	0
Ending balance at September 30, 2022	748,275	748,275
Series H Warrant Derivative [Member]
Beginning balance at September 30, 2021	459,200
Beginning balance at September 30, 2020	459,200	459,200	$ 459,200	$ 568,144
Issuances	0	0
Adjustments for the expiration of warrant	0	(108,944)
Ending balance at September 30, 2022	$ 459,200	$ 459,200